                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [_]; Amendment Number:
                                               --------

This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Sansar Capital Management, L.L.C.
Address:       152 West 57th Street, 8th Floor
               New York, NY 10019

Form 13F File Number: 28-11727

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Vincent Guacci
Title:         Chief Financial Officer
Phone:         ###-##-####

Signature, Place, and Date of Signing:


       /s/ Vincent Guacci                New York, NY         February 16, 2010
----------------------------------   --------------------   --------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number   Name
--------------------   ---------------------------------
28-

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   18

Form 13F Information Table Value Total:   $137,145
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   --------------------------

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                        SANSAR CAPITAL MANAGEMENT, L.L.C.

               FORM 13F INFORMATION TABLE AS OF DECEMBER 31, 2009

                                                                                                                VOTING AUTHORITY
                                 TITLE OF                 VALUE    SHARES/   SH/  PUT/   INVSTMT    OTHER   -----------------------
NAME OF ISSUER                    CLASS        CUSIP    x($1000)   PRN AMT   PRN  CALL  DISCRETN  MANAGERS     SOLE    SHARED  NONE
----------------------------  -------------  ---------  --------  ---------  ---  ----  --------  --------  ---------  ------  ----
3SBIO INC                     SPONSORED ADR  88575Y105     1,792    130,894  SH           SOLE                130,894
AMERICAN DAIRY INC                 COM       025334103     1,736     80,079  SH           SOLE                 80,079
CHINA INFORMATION SEC TECH I       COM       16944F101     3,292    534,423  SH           SOLE                534,423
CHINA SEC & SURVE TECH INC         COM       16942J105     4,584    600,000  SH           SOLE                600,000
LDK SOLAR CO LTD              SPONSORED ADR  50183L107     9,155  1,306,000  SH           SOLE              1,306,000
MCMORAN EXPLORATION CO             COM       582411104    33,375  4,161,421  SH           SOLE              4,161,421
MELCO CROWN ENTMT LTD              ADR       585464100     2,144    638,100  SH           SOLE                638,100
NOVELLUS SYS INC                   COM       670008101     9,173    393,000  SH           SOLE                393,000
QIAO XING MOBILE COMM CO LTD       SHS       G73031109     2,732    746,498  SH           SOLE                746,498
REGIONS FINANCIAL CORP NEW         COM       7591EP100       140     40,000  SH   CALL    SOLE                 40,000
REGIONS FINANCIAL CORP NEW         COM       7591EP100    23,172  4,380,326  SH           SOLE              4,380,326
RESEARCH IN MOTION LTD             COM       760975102     3,850     57,000  SH           SOLE                 57,000
SEABRIDGE GOLD INC                 COM       811916105    19,570    806,350  SH           SOLE                806,350
SEARCHMEDIA HOLDINGS LTD           SHS       G8005Y106     3,056    418,000  SH           SOLE                418,000
SK TELECOM LTD                SPONSORED ADR  78440P108     9,016    554,500  SH           SOLE                554,500
THE9 LTD                           ADR       88337K104     1,843    255,270  SH           SOLE                255,270
YINGLI GREEN ENERGY HLDG CO        ADR       98584B103     5,502    348,000  SH           SOLE                348,000
ZHONGPIN INC                       COM       98952K107     3,013    193,000  SH           SOLE                193,000